CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
INCOME
Collaboration income	$ 4,166,667	$ 0
Grant income	620,033	503,233
TOTAL INCOME	4,786,700	503,233
OPERATING EXPENSES
Research and development	7,787,384	5,197,178
General and administrative	3,017,301	2,208,955
TOTAL OPERATING EXPENSES	10,804,685	7,406,133
LOSS FROM OPERATIONS	(6,017,985)	(6,902,900)
OTHER INCOME (EXPENSE)
Investment income (loss)	1,898	(11,890)
Interest expense	(200,505)	(58,134)
Impairment of goodwill	0	(1,919,000)
TOTAL OTHER INCOME (EXPENSE)	(198,607)	(1,989,024)
NET LOSS	(6,216,592)	(8,891,924)
OTHER COMPREHENSIVE GAIN (LOSS)
Net unrealized gain on marketable securities	980	20,815
COMPREHENSIVE LOSS	$ (6,215,612)	$ (8,871,109)
Net loss per share, basic and diluted (in dollars per share)	$ (0.53)	$ (0.85)
Weighted average number of shares, basic and diluted (in shares)	11,696,980	10,501,416